Derivative Liability (Details)				1 Months Ended	12 Months Ended
	Jun. 05, 2024 $ / shares shares	Jul. 06, 2023 USD ($) $ / shares shares	May 23, 2023 USD ($) $ / shares shares	Jun. 30, 2025	Dec. 31, 2025 USD ($) Years $ / shares shares	Dec. 31, 2024 USD ($) Years $ / shares shares	Jul. 14, 2025 shares	Jun. 05, 2025 shares	Apr. 30, 2025 shares	Apr. 03, 2025 shares	Mar. 31, 2025 shares	Mar. 26, 2025 shares	Nov. 18, 2024 shares	Mar. 31, 2024 $ / shares	Mar. 07, 2024 $ / shares shares	Oct. 09, 2023 $ / shares shares
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares	$ 7.5					$ 9.75										$ 27
Fair value of warrants issued (in Shares)	80,000					72,000	832,576									2,917
Fair value of warrant (in Dollars) | $					$ (538,213)	$ (374,365)
Warrant exercisable	Jun. 05, 2029			Jun. 05, 2029
Derivative liability (in Dollars) | $						$ 112,666
Warrant [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares																$ 37.5
Fair value of warrants issued (in Shares)						4,060										12,834
Fair value of warrant (in Dollars) | $		$ 3,000	$ 9,000			$ 2,880
Second Warrant [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares	$ 7.5													$ 19.5
Fair value of warrants issued (in Shares)	80,000							621,353
Mast Hill [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)					5,333
Warrants exercise price (in Dollars per share) | $ / shares					$ 9.75
Fair value of warrants issued (in Shares)						9,000
Fair value of warrant (in Dollars) | $					$ 1,854	$ 3,714
Mast Hill [Member] | Warrant [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)	152,000		9,000												9,450	7,560
Warrants exercise price (in Dollars per share) | $ / shares	$ 9.75		$ 67.5												$ 30	$ 37.5
Fair value of warrants issued (in Shares)	72,000		9,000			9,450			66,667		8,333	3,500			9,450	7,560
Fair value of warrant (in Dollars) | $						$ 8,191
Cashless warrant exercised (in Shares)										8,750
Mast Hill [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)					80,000
Warrants exercise price (in Dollars per share) | $ / shares					$ 7.5
Fair value of warrant (in Dollars) | $					$ 32,175
FirstFire [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)		3,000
Fair value of warrants issued (in Shares)						222
Fair value of warrant (in Dollars) | $						$ 94
Warrant exercisable		Jul. 06, 2028
Cashless warrant exercised (in Shares)													2,778
FirstFire [Member] | Warrant [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares		$ 67.5
Fair value of warrants issued (in Shares)		3,000
Cashless warrant exercised (in Shares)													3,500
May 23, 2023 - Five-Year Anniversary [Member] | Mast Hill [Member] | Warrant [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)					667
Fair value of warrant (in Dollars) | $					$ 11
July 6, 2023 [Member] | Black-Scholes Option-Pricing Model [Member] | Warrant [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)					222
Fair value of warrant (in Dollars) | $					$ 4
October 9, 2023 - Five-Year Anniversary [Member] | Warrant [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)					560
Fair value of warrant (in Dollars) | $					$ 30
March 7, 2024 - Five-Year Anniversary [Member] | Warrant [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)					700
Fair value of warrant (in Dollars) | $					$ 82
Measurement Input, Share Price [Member]
Derivative Liability [Line Items]
Warrant measurement input						3.26
Measurement Input, Share Price [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input						3.26
Measurement Input, Share Price [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input					1.2	3.26
Measurement Input, Share Price [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input						3.26
Measurement Input, Share Price [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					1.2
Measurement Input, Share Price [Member] | May 23, 2023 [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input					1.2
Measurement Input, Share Price [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					1.2
Measurement Input, Share Price [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					1.2
Measurement Input, Share Price [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input					1.2
Measurement Input, Price Volatility [Member]
Derivative Liability [Line Items]
Warrant measurement input						88.64
Measurement Input, Price Volatility [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input						93.9
Measurement Input, Price Volatility [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input					98.29	95.85
Measurement Input, Price Volatility [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input						97
Measurement Input, Price Volatility [Member] | Mast Hill [Member] | Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input						90.43
Measurement Input, Price Volatility [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					101.69
Measurement Input, Price Volatility [Member] | May 23, 2023 [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input					99.55
Measurement Input, Price Volatility [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					96.27
Measurement Input, Price Volatility [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					98.7
Measurement Input, Price Volatility [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input					101.69
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input						4.38
Measurement Input, Risk Free Interest Rate [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input						4.27
Measurement Input, Risk Free Interest Rate [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input					3.55	4.27
Measurement Input, Risk Free Interest Rate [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input						4.27
Measurement Input, Risk Free Interest Rate [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					3.55
Measurement Input, Risk Free Interest Rate [Member] | May 23, 2023 [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input					3.47
Measurement Input, Risk Free Interest Rate [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					3.55
Measurement Input, Risk Free Interest Rate [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					3.55
Measurement Input, Risk Free Interest Rate [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input					3.55
Measurement Input, Expected Dividend Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input						0
Measurement Input, Expected Dividend Rate [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input						0
Measurement Input, Expected Dividend Rate [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input					0	0
Measurement Input, Expected Dividend Rate [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input						0
Measurement Input, Expected Dividend Rate [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					0
Measurement Input, Expected Dividend Rate [Member] | May 23, 2023 [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input					0
Measurement Input, Expected Dividend Rate [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					0
Measurement Input, Expected Dividend Rate [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input					0
Measurement Input, Expected Dividend Rate [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input					0
Measurement Input, Expected Term [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years						4.4
Measurement Input, Expected Term [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years						3.8
Measurement Input, Expected Term [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years					2.5	3.5
Measurement Input, Expected Term [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years						3.4
Measurement Input, Expected Term [Member] | Mast Hill [Member] | Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years						4.2
Measurement Input, Expected Term [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years					3.4
Measurement Input, Expected Term [Member] | May 23, 2023 [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years					2.4
Measurement Input, Expected Term [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years					2.8
Measurement Input, Expected Term [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years					3.2
Measurement Input, Expected Term [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years					3.4